Share Capital, Warrants and Other Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital Warrants And Other Capital
Schedule of Warrants Activity Reclassified into Equity

The following table summarizes the activity regarding warrants that were reclassified into equity:

	Year ended December 31, 2020			Year ended December 31, 2019
	Number	Weighted average exercise price
		(US$)	$	$
Balance – Beginning of year	—	—	—	Nil
Warrant liability reclassified to equity (note 18)	16,368,033	0.8556	7,377	Nil
Warrants issued as equity (July 2020)	28,533,333	0.4574	5,691	Nil
Balance – End of year	44,901,366	0.8556	13,068	Nil

Schedule of Fair Value of Warrants Assumptions

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
July 2020 Investor Warrants	26,666,666	0.52	0.457	0.2879%	123.1048%	5	0.00%
July 2020 Placement Agent Warrants	1,866,667	0.52	0.5625	0.2879%	123.1048%	5	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Disclosure of Change in Stock Options Issued

As at December 31, 2020, the total compensation cost related to unvested U.S. dollar stock options not yet recognized amounted to $43 (2019 - $101). This amount is expected to be recognized over a weighted average period of 1.43 years (2019 - 1.21 years).

	Year ended December 31, 2020
	U.S.$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
	(Number)	(U.S.$)	(Number)	(Number)	(CAN$)
Balance – Beginning of year	741,116	3.61	212,000	441	912.00
Granted	180,000	0.37	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.56	—	—	—
Expired	(84,366)	2.14	—	(441)	912.00
Balance – End of year	506,400	1.44	173,000	—	—

	Year ended December 31, 2019
	U.S.$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of year	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13,39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of year	741,116	3.61	212,000	441	912.00

Summary of Assumptions to Determine Share-Based Compensation Costs Over the Life of Awards

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2020	2019
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	112.50%	110.02%
Risk-free annual interest rate	(c)	0.27%	1.86%
Expected life (years)	(d)	4.02	5.94
Weighted average share price		$0.37	$2.00
Weighted average exercise price		$0.37	$2.00
Weighted average grant date fair value		$0.27	$1.73

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.

Schedule of Stock Options Exercise Price Range
	Options outstanding			Options exercisable
Range of U.S. dollar stock option exercise prices	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
0.37 to 0.87	305,000	6.53	0.57	41,671	5.95	0.87
0.88 to 1.79	35,000	5.86	1.03	11,667	5.86	1.03
1.80 to 3.14	85,000	4.21	2.08	68,334	3.87	2.62
3.15 to 1,044.00	81,400	2.70	4.18	81,400	2.70	4.18
	506,400	5.48	1.44	203,072	3.94	2.61